OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Other Long-term Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities

(in thousands of $)	2015	2014
Deferred credits from capital lease transactions	16,650	17,281

Deferred Credits From Capital Lease Transactions

(in thousands of $)	2015	2014
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(7,416)	(6,785)
	17,275	17,906
Short-term (see note 21)	625	625
Long-term	16,650	17,281
	17,275	17,906